Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Accounts Payable and Accrued Liabilities [Line Items]
Payroll liabilities	$ 418,562	$ 220,526
Accrued liabilities and other payables	9,984,195	5,924,121
Damon Motors [Member]
Accounts Payable and Accrued Liabilities [Line Items]
Accrued liabilities and other payables	$ 225,947	$ 237,452